Premises and equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 47.1	$ 48.2	$ 46.7
Occupancy Expense	23.8	24.8	24.2
Equipment Communications And Other Operating Expenses	23.3	23.4	22.5
Rental Income	$ 28.1	$ 26.6	$ 22.9